U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING SEC FILE NUMBER: 0-2288

(Check One) CUSIP NUMBER

[X] Form 10-K [ ] Form 20-F [ ] Form 11-K

[ ] Form 10-Q [ ] Form N-SAR [ ] Form N-CSR

For the fiscal year ended May 31, 2003 or

[ ] Transition Report on Form 10-K

[ ] Transition Report on Form 20-F

[ ] Transition Report on Form 11-K

[ ] Transition Report on Form 10-Q

[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: not applicable

Part I - Registrant Information

HOSOI GARDEN MORTUARY, INC.

30 North Kukui Street

Honolulu, Hawaii 96817

Part II - Rules 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, or Form N-SAR, Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed period.

In November 2002, Registrant acquired the remaining 50% equity interest in Garden Life Plan, Ltd., which Registrant did not own (the "GLP acquisition"). Registrant requires an extension of time to file its Form 10-KSB to complete its purchase price allocation accounting (including the determination of goodwill), relating to the GLP acquisition.

Part IV - Other Information

(1) Name and telephone number of person to contact in regard to this notification:

James E. T. Koshiba, Esq., or Neal K. Aoki, Esq. at (808) 523-3900

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[ ] Yes [X] No

Form 10-Q for the 2nd and 3rd quarters of the fiscal year ended May 31, 2003 were not filed or not timely filed.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X] Yes [ ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

HOSOI GARDEN MORTUARY, INC.

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

By CLIFFORD HOSOI, President

Date August 29, 2003

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).

Part IV - Other Information (continued)

In November 2002, Registrant acquired a 50% equity interest in Garden Life Plan, Ltd. ("GLP") to become the owner of 100% of the stock issued by GLP. As a result of this acquisition, Registrant's financial statements for the fiscal year ended May 31, 2003, will include the full consolidation of GLP's financial statements, and is anticipated to reflect the following significant changes from the corresponding period for the last fiscal year (i.e., the fiscal year ended May 31, 2002):

(1) increase in total assets by $30,998,382;

(2) increase in total liabilities by $29,021,628;

(3) increase in total stockholders equity by $1,976,754;

(4) increase in revenues by $257,787;

(5) increase in cost of revenues by $62,672;

(6) increase in gross profit by $195,115;

(7) increase in selling, general and administrative expenses by $106,742;

(8) increase in operating income by $88,373;

(9) increase in other income and expenses by $37,414;

(10) increase in income before income taxes by $125,787;

(11) increase in income taxes by $66,814; and

(12) increase in net income by $58,973.